American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Equity ETF (AVSC)
November 30, 2023

Avantis U.S. Small Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.2%
AAR Corp.(1)	22,038	1,527,233
AerSale Corp.(1)	12,365	172,492
Cadre Holdings, Inc.	11,753	378,446
Ducommun, Inc.(1)	8,805	443,596
Kaman Corp.	18,673	378,502
Kratos Defense & Security Solutions, Inc.(1)	75,113	1,430,903
Mercury Systems, Inc.(1)	21,165	725,748
National Presto Industries, Inc.	3,634	271,532
Park Aerospace Corp.	11,902	179,482
Spirit AeroSystems Holdings, Inc., Class A(1)	2	55
V2X, Inc.(1)	5,214	221,074
Virgin Galactic Holdings, Inc.(1)	121,178	270,227
		5,999,290
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	47,432	754,643
Forward Air Corp.	15,435	980,586
Hub Group, Inc., Class A(1)	19,430	1,467,936
Radiant Logistics, Inc.(1)	32,995	198,300
		3,401,465
Automobile Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(1)	75,333	524,318
Dana, Inc.	87,251	1,152,586
Gentherm, Inc.(1)	798	36,644
Holley, Inc.(1)	1,472	6,079
LCI Industries	56	6,076
Modine Manufacturing Co.(1)	39,133	1,925,344
Motorcar Parts of America, Inc.(1)	12,088	116,528
Patrick Industries, Inc.	14,268	1,170,547
Phinia, Inc.	14,274	363,987
Standard Motor Products, Inc.	11,913	428,511
Stoneridge, Inc.(1)	17,199	275,184
Visteon Corp.(1)	63	7,476
XPEL, Inc.(1)	14,647	669,368
		6,682,648
Automobiles — 0.3%
Faraday Future Intelligent Electric, Inc.(1)(2)	213	83
Winnebago Industries, Inc.	19,234	1,243,093
		1,243,176
Banks — 17.4%
1st Source Corp.	5,752	277,994
ACNB Corp.	1,324	51,742
Amalgamated Financial Corp.	12,198	256,158
Amerant Bancorp, Inc.	18,720	387,691
American National Bankshares, Inc.	5,933	241,176
Ameris Bancorp	258	10,986
Ames National Corp.	1,577	29,143
Arrow Financial Corp.	9,744	240,190
Associated Banc-Corp.	63,285	1,122,676
Atlantic Union Bankshares Corp.	45,431	1,388,826

Axos Financial, Inc.(1)	36,441	1,394,597
Banc of California, Inc.(2)	35,625	411,825
Bancorp, Inc.(1)	33,692	1,314,325
Bank First Corp.(2)	6,009	485,287
Bank of Hawaii Corp.(2)	22,832	1,325,854
Bank of Marin Bancorp	9,636	185,300
Bank of NT Butterfield & Son Ltd.	11,733	325,356
Bank7 Corp.	758	18,040
BankUnited, Inc.	41,969	1,157,925
Bankwell Financial Group, Inc.	916	24,695
Banner Corp.	22,023	994,118
Bar Harbor Bankshares	7,109	184,621
Baycom Corp.	5,843	122,119
BCB Bancorp, Inc.	5,723	66,272
Berkshire Hills Bancorp, Inc.	28,264	591,566
Blue Foundry Bancorp(1)	12,207	106,201
Blue Ridge Bankshares, Inc.(2)	2,203	5,948
Bridgewater Bancshares, Inc.(1)	10,347	107,298
Brookline Bancorp, Inc.	57,307	546,136
Business First Bancshares, Inc.	15,369	310,915
Byline Bancorp, Inc.	17,328	346,387
C&F Financial Corp.	79	4,609
Cambridge Bancorp	4,671	272,927
Camden National Corp.	9,124	307,935
Capital Bancorp, Inc.	1,228	25,997
Capital City Bank Group, Inc.	7,946	212,476
Capstar Financial Holdings, Inc.	7,879	129,452
Carter Bankshares, Inc.(1)	13,874	173,841
Cathay General Bancorp	33,600	1,232,448
Central Pacific Financial Corp.	17,876	314,081
Central Valley Community Bancorp	2,911	50,098
Chemung Financial Corp.	88	4,066
Citizens & Northern Corp.	2,278	45,811
Citizens Financial Services, Inc.	2,402	136,770
City Holding Co.	9,492	913,795
Civista Bancshares, Inc.	4,023	62,960
CNB Financial Corp.	12,068	245,463
Coastal Financial Corp.(1)	7,203	281,421
Colony Bankcorp, Inc.	2,453	26,321
Columbia Financial, Inc.(1)	17,245	283,680
Community Bank System, Inc.	31,899	1,415,040
Community Trust Bancorp, Inc.	9,945	395,712
ConnectOne Bancorp, Inc.	24,752	486,624
CrossFirst Bankshares, Inc.(1)	26,479	297,094
Customers Bancorp, Inc.(1)	21,853	984,915
CVB Financial Corp.	76,024	1,359,309
Dime Community Bancshares, Inc.	23,043	463,164
Eagle Bancorp, Inc.	19,633	466,087
Eastern Bankshares, Inc.	100,128	1,197,531
Enterprise Bancorp, Inc.	1,452	39,248
Enterprise Financial Services Corp.	23,220	910,456
Equity Bancshares, Inc., Class A	8,460	213,446
Esquire Financial Holdings, Inc.	4,620	215,153
Farmers & Merchants Bancorp, Inc.	2,063	40,229
Farmers National Banc Corp.	21,733	267,533

FB Financial Corp.	22,979	771,175
Fidelity D&D Bancorp, Inc.	122	6,323
Financial Institutions, Inc.	8,356	145,060
First BanCorp	110,803	1,662,045
First Bancorp, Inc.	1,238	30,938
First Bancorp/Southern Pines NC	25,681	804,843
First Bancshares, Inc.	17,652	452,774
First Bank	3,255	39,678
First Busey Corp.	34,866	756,592
First Business Financial Services, Inc.	1,154	40,367
First Commonwealth Financial Corp.	65,992	882,313
First Community Bankshares, Inc.	10,670	348,482
First Financial Bancorp	58,720	1,186,731
First Financial Corp.	7,174	274,406
First Foundation, Inc.	28,437	167,210
First Hawaiian, Inc.	79,711	1,566,321
First Internet Bancorp	4,524	99,257
First Interstate BancSystem, Inc., Class A	28,786	745,270
First Merchants Corp.	38,717	1,187,450
First Mid Bancshares, Inc.	12,759	395,401
First of Long Island Corp.	13,940	158,637
First Western Financial, Inc.(1)	1,149	19,073
Five Star Bancorp	3,827	87,447
Flushing Financial Corp.	19,016	268,696
FS Bancorp, Inc.	1,002	30,411
Fulton Financial Corp.	102,471	1,458,162
FVCBankcorp, Inc.(1)(2)	53	591
German American Bancorp, Inc.	17,941	517,060
Great Southern Bancorp, Inc.	6,474	328,944
Guaranty Bancshares, Inc.	3,324	99,354
Hanmi Financial Corp.	20,381	339,140
HarborOne Bancorp, Inc.	26,771	295,284
HBT Financial, Inc.	4,901	91,894
Heartland Financial USA, Inc.	24,630	761,806
Heritage Commerce Corp.	39,699	337,045
Heritage Financial Corp.	22,533	401,538
Hilltop Holdings, Inc.	30,171	888,536
Hingham Institution For Savings	1,007	164,141
Home Bancorp, Inc.	937	34,154
HomeStreet, Inc.	11,379	76,808
HomeTrust Bancshares, Inc.	8,205	189,371
Hope Bancorp, Inc.	76,095	745,731
Horizon Bancorp, Inc.	28,415	309,439
Independent Bank Corp.	21,920	1,249,878
Independent Bank Corp. (Michigan)	13,807	298,507
Independent Bank Group, Inc.	19,455	752,519
International Bancshares Corp.	1,504	67,484
Investar Holding Corp.	31	341
Kearny Financial Corp.	37,815	298,738
Lakeland Bancorp, Inc.	40,677	503,988
Lakeland Financial Corp.	15,979	887,633
LCNB Corp.	59	859
Live Oak Bancshares, Inc.	23,370	785,232
Macatawa Bank Corp.	4,091	39,724
MainStreet Bancshares, Inc.	165	3,435

Mercantile Bank Corp.	10,643	366,013
Metrocity Bankshares, Inc.	2,867	57,283
Metropolitan Bank Holding Corp.(1)	7,448	290,249
Mid Penn Bancorp, Inc.	7,599	152,892
Middlefield Banc Corp.	181	5,131
Midland States Bancorp, Inc.	14,107	318,536
MidWestOne Financial Group, Inc.	4,841	101,951
MVB Financial Corp.	5,661	113,163
National Bank Holdings Corp., Class A	24,100	795,541
National Bankshares, Inc.	27	730
NBT Bancorp, Inc.	28,512	1,013,031
Nicolet Bankshares, Inc.	8,040	592,226
Northeast Bank	4,349	222,973
Northfield Bancorp, Inc.	26,676	254,489
Northrim BanCorp, Inc.	3,186	157,293
Northwest Bancshares, Inc.	77,804	866,737
Norwood Financial Corp.	172	4,766
Oak Valley Bancorp(2)	539	14,073
OceanFirst Financial Corp.	38,116	528,288
OFG Bancorp	32,814	1,101,238
Old Second Bancorp, Inc.	28,664	403,876
Orange County Bancorp, Inc.	838	40,065
Origin Bancorp, Inc.	18,683	593,559
Orrstown Financial Services, Inc.	1,498	35,847
Pacific Premier Bancorp, Inc.	62,554	1,408,716
PacWest Bancorp	53,644	404,476
Park National Corp.	9,379	1,041,069
Parke Bancorp, Inc.	2,102	37,962
Pathward Financial, Inc.	16,668	826,566
PCB Bancorp	3,060	47,430
Peapack-Gladstone Financial Corp.	10,625	263,925
Penns Woods Bancorp, Inc.	161	3,286
Peoples Bancorp, Inc.	21,920	645,106
Peoples Financial Services Corp.	1,819	77,271
Plumas Bancorp	132	4,434
Ponce Financial Group, Inc.(1)	10,388	92,661
Preferred Bank	8,754	539,509
Premier Financial Corp.	23,634	471,971
Primis Financial Corp.	3,235	32,382
Provident Bancorp, Inc.(1)	7,315	71,394
Provident Financial Services, Inc.	48,112	732,265
QCR Holdings, Inc.	11,259	559,347
RBB Bancorp	2,169	33,142
Renasant Corp.	35,428	965,059
Republic Bancorp, Inc., Class A	5,641	264,845
S&T Bancorp, Inc.	24,509	686,007
Sandy Spring Bancorp, Inc.	28,769	633,493
Seacoast Banking Corp. of Florida	50,996	1,185,147
Shore Bancshares, Inc.	14,582	174,109
Sierra Bancorp	5,398	101,159
Simmons First National Corp., Class A	80,225	1,282,798
SmartFinancial, Inc.	4,558	97,404
South Plains Financial, Inc.	7,736	201,136
Southern First Bancshares, Inc.(1)	3,620	106,356
Southern Missouri Bancorp, Inc.	5,627	242,467

Southside Bancshares, Inc.	18,900	518,427
Stellar Bancorp, Inc.	29,613	706,566
Stock Yards Bancorp, Inc.	16,488	727,451
Summit Financial Group, Inc.	3,268	76,373
Third Coast Bancshares, Inc.(1)	1,730	29,324
Timberland Bancorp, Inc.	2,850	83,049
Tompkins Financial Corp.	7,439	394,044
Towne Bank	42,900	1,126,554
TriCo Bancshares	17,807	612,917
Triumph Financial, Inc.	14,649	994,228
TrustCo Bank Corp. NY	12,213	327,797
Trustmark Corp.	36,804	843,180
Unity Bancorp, Inc.	1,093	29,981
Univest Financial Corp.	18,695	353,149
Veritex Holdings, Inc.	34,252	655,583
Virginia National Bankshares Corp.	113	3,982
WaFd, Inc.	42,877	1,146,102
Washington Trust Bancorp, Inc.	10,701	286,145
WesBanco, Inc.	36,023	958,932
West BanCorp, Inc.	1,977	35,013
Westamerica BanCorp	17,607	892,851
William Penn Bancorp	468	5,827
WSFS Financial Corp.	39,300	1,515,801
		85,147,413
Beverages — 0.1%
Vita Coco Co., Inc.(1)	18,449	517,679
Zevia PBC, Class A(1)	3,202	6,884
		524,563
Biotechnology — 4.1%
2seventy bio, Inc.(1)(2)	32,186	58,900
89bio, Inc.(1)	9,006	72,408
Aadi Bioscience, Inc.(1)	6,854	36,052
Abeona Therapeutics, Inc.(1)	60	288
Absci Corp.(1)(2)	8,065	13,469
Acrivon Therapeutics, Inc.(1)	177	717
Actinium Pharmaceuticals, Inc.(1)(2)	546	2,501
Acumen Pharmaceuticals, Inc.(1)	19,335	46,404
Adverum Biotechnologies, Inc.(1)	13,058	10,560
Aerovate Therapeutics, Inc.(1)	1,911	30,022
Agios Pharmaceuticals, Inc.(1)	35,445	787,942
Akouos, Inc.(1)	779	615
Alector, Inc.(1)	33,873	183,592
Allogene Therapeutics, Inc.(1)	48,893	114,899
Allovir, Inc.(1)(2)	13,369	25,134
Altimmune, Inc.(1)	17,039	53,843
ALX Oncology Holdings, Inc.(1)	13,405	105,095
AnaptysBio, Inc.(1)	7,176	101,469
Anika Therapeutics, Inc.(1)	9,130	200,038
Annexon, Inc.(1)	19,098	47,554
Arbutus Biopharma Corp.(1)	30,417	62,355
Arcturus Therapeutics Holdings, Inc.(1)	5,305	127,002
Arcus Biosciences, Inc.(1)	30,921	465,670
ARS Pharmaceuticals, Inc.(1)(2)	21,100	101,913
aTyr Pharma, Inc.(1)	22,080	28,704
Aura Biosciences, Inc.(1)	7,768	62,299

Beam Therapeutics, Inc.(1)(2)	35,388	993,695
Bluebird Bio, Inc.(1)	46,643	178,176
C4 Therapeutics, Inc.(1)	26,496	43,189
Cardiff Oncology, Inc.(1)	4,908	6,037
CareDx, Inc.(1)	32,739	317,896
Caribou Biosciences, Inc.(1)	41,806	245,401
Carisma Therapeutics, Inc.(2)	1,080	2,592
Catalyst Pharmaceuticals, Inc.(1)	64,368	928,830
Celcuity, Inc.(1)	3,018	44,274
Chinook Therapeutics, Inc.(1)	5,210	52
Cogent Biosciences, Inc.(1)	39,548	303,333
Corvus Pharmaceuticals, Inc.(1)	18,462	28,247
Crinetics Pharmaceuticals, Inc.(1)	8,555	271,963
Cullinan Oncology, Inc.(1)	16,681	136,617
Deciphera Pharmaceuticals, Inc.(1)	26,208	330,483
DermTech, Inc.(1)(2)	15,348	24,710
Design Therapeutics, Inc.(1)	7,760	18,624
DiaMedica Therapeutics, Inc.(1)	3,243	7,913
Disc Medicine, Inc.(1)	95	5,242
Dynavax Technologies Corp.(1)	89,706	1,228,972
Dyne Therapeutics, Inc.(1)	17,216	190,753
Eagle Pharmaceuticals, Inc.(1)	6,711	39,259
Editas Medicine, Inc.(1)	51,259	539,757
Emergent BioSolutions, Inc.(1)(2)	28,020	59,963
Enanta Pharmaceuticals, Inc.(1)	5,869	54,816
Entrada Therapeutics, Inc.(1)(2)	12,235	158,688
Erasca, Inc.(1)	43,020	73,134
Essa Pharma, Inc.(1)(2)	6,882	36,612
Fate Therapeutics, Inc.(1)	35,584	88,604
G1 Therapeutics, Inc.(1)	3,393	6,379
Gritstone bio, Inc.(1)	8,194	10,652
HilleVax, Inc.(1)	506	6,937
Icosavax, Inc.(1)(2)	19,778	200,153
IGM Biosciences, Inc.(1)(2)	3,011	20,294
Immuneering Corp., Class A(1)(2)	11,396	74,758
Immunic, Inc.(1)(2)	20,942	24,921
Inmune Bio, Inc.(1)(2)	1,332	12,587
Inozyme Pharma, Inc.(1)	21,924	84,407
iTeos Therapeutics, Inc.(1)	16,455	154,019
Janux Therapeutics, Inc.(1)(2)	8,030	70,102
KalVista Pharmaceuticals, Inc.(1)(2)	21,206	178,979
Kiniksa Pharmaceuticals Ltd., Class A(1)	15,177	245,412
Kodiak Sciences, Inc.(1)	20,377	49,312
Kronos Bio, Inc.(1)	2,981	3,547
Kura Oncology, Inc.(1)	42,110	407,204
Kymera Therapeutics, Inc.(1)	510	10,588
Larimar Therapeutics, Inc.(1)	11,516	39,500
Lyell Immunopharma, Inc.(1)(2)	101,845	176,192
MacroGenics, Inc.(1)	18,172	149,192
MediciNova, Inc.(1)	5,686	10,292
MeiraGTx Holdings PLC(1)	3,248	16,955
Monte Rosa Therapeutics, Inc.(1)(2)	19,465	60,342
Myriad Genetics, Inc.(1)	25,008	477,403
NextCure, Inc.(1)	20	24
Nkarta, Inc.(1)(2)	20,392	53,835

Nurix Therapeutics, Inc.(1)	28,600	177,892
Ocean Biomedical, Inc.(1)	200	158
Olema Pharmaceuticals, Inc.(1)	28,199	393,376
Omega Therapeutics, Inc.(1)(2)	12,225	27,995
Organogenesis Holdings, Inc.(1)	55,266	140,928
ORIC Pharmaceuticals, Inc.(1)	30,312	239,465
Ovid therapeutics, Inc.(1)	8,277	24,624
Pardes Biosciences, Inc.(1)	223	7
PepGen, Inc.(1)	4,077	19,977
PMV Pharmaceuticals, Inc.(1)	30,656	70,202
Point Biopharma Global, Inc.(1)	54,316	738,698
Poseida Therapeutics, Inc.(1)	16,159	43,145
Precigen, Inc.(1)(2)	1,516	1,698
Protagonist Therapeutics, Inc.(1)	787	14,331
Pyxis Oncology, Inc.(1)	13,771	21,896
Rallybio Corp.(1)	7,748	14,799
Recursion Pharmaceuticals, Inc., Class A(1)(2)	27,798	190,416
REGENXBIO, Inc.(1)	24,757	483,257
Relay Therapeutics, Inc.(1)	55,126	436,047
Reneo Pharmaceuticals, Inc.(1)	11,071	70,190
Renovaro Biosciences, Inc.(1)	9,282	30,909
Repare Therapeutics, Inc.(1)(2)	17,136	88,250
Replimune Group, Inc.(1)	22,693	253,708
REVOLUTION Medicines, Inc.(1)	24,916	581,290
Roivant Sciences Ltd.(1)	803	7,677
Sage Therapeutics, Inc.(1)	17,388	340,457
Savara, Inc.(1)	230	886
Scholar Rock Holding Corp.(1)	28,190	354,912
Shattuck Labs, Inc.(1)	1,924	3,771
Spero Therapeutics, Inc.(1)	1,211	1,381
Stoke Therapeutics, Inc.(1)(2)	17,822	67,545
Summit Therapeutics, Inc.(1)(2)	36,623	74,345
Sutro Biopharma, Inc.(1)	33,122	86,448
Tango Therapeutics, Inc.(1)(2)	39,588	300,869
Tenaya Therapeutics, Inc.(1)	37,665	70,810
Tourmaline Bio, Inc.	979	18,356
TScan Therapeutics, Inc.(1)	19,110	124,788
Twist Bioscience Corp.(1)	39,390	947,330
Tyra Biosciences, Inc.(1)(2)	9,535	111,655
uniQure NV(1)	25,428	172,402
Vanda Pharmaceuticals, Inc.(1)	36,184	134,605
Vera Therapeutics, Inc.(1)	424	5,745
Verastem, Inc.(1)	5,373	37,020
Verve Therapeutics, Inc.(1)	23,187	261,549
Vigil Neuroscience, Inc.(1)	435	1,383
Vir Biotechnology, Inc.(1)	31,041	294,579
Viracta Therapeutics, Inc.(1)	34	17
Voyager Therapeutics, Inc.(1)	30,346	220,312
XBiotech, Inc.(1)(2)	2,203	8,636
Xencor, Inc.(1)	37,251	683,183
Xenon Pharmaceuticals, Inc.(1)	552	20,192
XOMA Corp.(1)	3,477	51,599
Y-mAbs Therapeutics, Inc.(1)	22,468	139,526
Zymeworks, Inc.(1)	1,778	15,771
		20,262,270

Broadline Retail — 0.3%
1stdibs.com, Inc.(1)	446	1,905
Big Lots, Inc.(2)	17,544	92,457
ContextLogic, Inc., Class A(1)(2)	7,092	35,744
Kohl's Corp.	28,512	668,606
Nordstrom, Inc.	32,619	509,509
Savers Value Village, Inc.(1)	588	8,849
		1,317,070
Building Products — 3.2%
Alpha Pro Tech Ltd.(1)	1,609	7,884
American Woodmark Corp.(1)	12,146	879,370
Apogee Enterprises, Inc.	14,664	661,346
AZZ, Inc.	15,270	750,826
CSW Industrials, Inc.	8,439	1,496,488
Gibraltar Industries, Inc.(1)	21,349	1,434,439
Griffon Corp.	34,024	1,583,137
Hayward Holdings, Inc.(1)	57,714	680,448
Insteel Industries, Inc.	12,479	424,536
Janus International Group, Inc.(1)	66,347	699,961
JELD-WEN Holding, Inc.(1)	60,008	958,928
Masonite International Corp.(1)	14,746	1,310,182
Masterbrand, Inc.(1)	92,373	1,239,646
PGT Innovations, Inc.(1)	39,223	1,262,588
Quanex Building Products Corp.	23,761	731,601
Resideo Technologies, Inc.(1)	90,823	1,492,222
		15,613,602
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class A	87	3,275
Assetmark Financial Holdings, Inc.(1)	2,461	63,100
B. Riley Financial, Inc.	11,134	204,866
Brightsphere Investment Group, Inc.	11,723	204,566
Diamond Hill Investment Group, Inc.	1,847	296,610
Donnelley Financial Solutions, Inc.(1)	16,371	966,216
Federated Hermes, Inc.	1	32
Forge Global Holdings, Inc.(1)	48,569	160,278
Greenhill & Co., Inc.(2)	4,722	70,783
Open Lending Corp., Class A(1)	69,739	445,632
Oppenheimer Holdings, Inc., Class A	3,886	154,702
Patria Investments Ltd., Class A	34,452	487,840
Piper Sandler Cos.	9,241	1,429,860
StoneX Group, Inc.(1)	17,877	1,092,821
Victory Capital Holdings, Inc., Class A	23,042	740,800
Virtus Investment Partners, Inc.	4,530	886,159
WisdomTree, Inc.	82,661	538,123
		7,745,663
Chemicals — 2.2%
AdvanSix, Inc.	17,603	459,966
Alto Ingredients, Inc.(1)	48,408	118,116
American Vanguard Corp.	16,925	158,757
Aspen Aerogels, Inc.(1)	38,715	405,733
Core Molding Technologies, Inc.(1)	6,091	109,577
Ecovyst, Inc.(1)	67,477	642,381
Hawkins, Inc.	14,032	862,126
Ingevity Corp.(1)	19,408	752,836
Innospec, Inc.	13,725	1,442,086

Intrepid Potash, Inc.(1)	6,720	138,029
Koppers Holdings, Inc.	11,200	505,904
Kronos Worldwide, Inc.	13,802	120,491
LSB Industries, Inc.(1)	32,763	280,779
Mativ Holdings, Inc.	1,346	15,748
Minerals Technologies, Inc.	21,082	1,320,576
Orion SA	36,373	866,769
PureCycle Technologies, Inc.(1)(2)	69,763	281,843
Rayonier Advanced Materials, Inc.(1)	40,451	133,488
Stepan Co.	14,144	1,167,870
Trinseo PLC	20,113	116,253
Tronox Holdings PLC, Class A	77,388	986,697
		10,886,025
Commercial Services and Supplies — 1.9%
ABM Industries, Inc.	338	13,855
ACCO Brands Corp.	62,365	335,524
ARC Document Solutions, Inc.	5,502	15,571
Aris Water Solutions, Inc., Class A	17,819	143,978
Brady Corp., Class A	23,218	1,306,477
BrightView Holdings, Inc.(1)	4,892	37,375
CECO Environmental Corp.(1)	764	14,707
Civeo Corp.	5,199	113,234
Deluxe Corp.	29,160	533,336
Driven Brands Holdings, Inc.(1)	19,035	250,310
Ennis, Inc.	16,879	358,341
Enviri Corp.(1)	52,621	310,464
Healthcare Services Group, Inc.(1)	47,464	460,875
HNI Corp.	30,365	1,186,361
Interface, Inc.	39,710	401,468
Liquidity Services, Inc.(1)	15,072	288,780
Matthews International Corp., Class A	20,141	687,815
MillerKnoll, Inc.	37,761	974,234
OPENLANE, Inc.(1)	2,426	35,468
Perma-Fix Environmental Services, Inc.(1)	5,072	36,975
Pitney Bowes, Inc.	1,577	6,371
Quad/Graphics, Inc.(1)	17,298	79,744
SP Plus Corp.(1)	10,863	555,642
Steelcase, Inc., Class A	65,003	800,187
Viad Corp.(1)	9,214	306,826
Virco Mfg. Corp.(1)	3,888	26,088
		9,280,006
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	32,767	171,371
Applied Optoelectronics, Inc.(1)(2)	20,536	272,102
Aviat Networks, Inc.(1)	7,211	218,565
Cambium Networks Corp.(1)	1,014	4,735
Clearfield, Inc.(1)	4,188	106,543
Comtech Telecommunications Corp.	7,719	91,161
DZS, Inc.(1)	2,246	3,616
Extreme Networks, Inc.(1)	76,314	1,231,708
KVH Industries, Inc.(1)	3,119	14,940
NETGEAR, Inc.(1)	17,596	240,010
PCTEL, Inc.	473	3,264
Ribbon Communications, Inc.(1)	37,432	79,730
ViaSat, Inc.(1)	19,479	398,346

Viavi Solutions, Inc.(1)	139,031	1,123,371
		3,959,462
Construction and Engineering — 2.1%
Ameresco, Inc., Class A(1)	15,577	466,687
Argan, Inc.	8,271	385,759
Concrete Pumping Holdings, Inc.(1)	20,193	150,236
Construction Partners, Inc., Class A(1)	25,435	1,067,253
Dycom Industries, Inc.(1)	12,473	1,295,570
Eneti, Inc.	19,661	213,322
Granite Construction, Inc.	27,906	1,282,281
Great Lakes Dredge & Dock Corp.(1)	47,536	319,442
IES Holdings, Inc.(1)	3,596	251,612
Limbach Holdings, Inc.(1)	7,774	296,345
Matrix Service Co.(1)	14,212	141,552
MYR Group, Inc.(1)	11,764	1,463,677
Northwest Pipe Co.(1)	6,326	171,561
Orion Group Holdings, Inc.(1)	11,579	55,579
Primoris Services Corp.	30,443	924,249
Sterling Infrastructure, Inc.(1)	23,790	1,510,903
Tutor Perini Corp.(1)	29,528	247,149
		10,243,177
Construction Materials — 0.1%
US Lime & Minerals, Inc.	1,444	306,142
Consumer Finance — 1.2%
Atlanticus Holdings Corp.(1)	958	29,573
Bread Financial Holdings, Inc.	35,113	986,675
Consumer Portfolio Services, Inc.(1)	2,295	21,757
Enova International, Inc.(1)	19,478	802,494
EZCORP, Inc., Class A(1)	32,925	269,985
Green Dot Corp., Class A(1)	28,612	229,468
LendingClub Corp.(1)	69,068	435,128
LendingTree, Inc.(1)	1,292	22,868
Medallion Financial Corp.	2,750	26,207
Moneylion, Inc.(1)	1,903	78,442
Navient Corp.	59,504	1,019,304
NerdWallet, Inc., Class A(1)	5,036	59,173
Oportun Financial Corp.(1)	19,853	51,618
PRA Group, Inc.(1)	23,966	444,090
PROG Holdings, Inc.(1)	34,033	927,740
Regional Management Corp.	5,123	113,321
World Acceptance Corp.(1)	2,590	288,655
		5,806,498
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc.	23,578	1,175,599
Grocery Outlet Holding Corp.(1)	6	169
HF Foods Group, Inc.(1)	5,762	27,312
Ingles Markets, Inc., Class A	9,858	804,610
Natural Grocers by Vitamin Cottage, Inc.	2,746	43,085
PriceSmart, Inc.	17,092	1,151,830
SpartanNash Co.	22,174	491,598
Sprouts Farmers Market, Inc.(1)	152	6,548
United Natural Foods, Inc.(1)	38,968	566,984
Village Super Market, Inc., Class A	1,382	34,771
Weis Markets, Inc.	10,410	628,244
		4,930,750

Containers and Packaging — 0.5%
Ardagh Metal Packaging SA(2)	85,212	342,552
Greif, Inc., Class A	30	2,097
Greif, Inc., Class B	90	6,268
Myers Industries, Inc.	23,682	417,277
O-I Glass, Inc.(1)	34,354	507,065
Pactiv Evergreen, Inc.	23,786	272,112
Ranpak Holdings Corp.(1)	18,390	75,399
TriMas Corp.	26,877	688,858
		2,311,628
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.(1)	25,356	1,444,531
American Public Education, Inc.(1)	7,896	62,142
Carriage Services, Inc.	8,476	191,473
Chegg, Inc.(1)	40,972	406,852
European Wax Center, Inc., Class A(1)	18,915	270,106
Graham Holdings Co., Class B	798	500,466
Laureate Education, Inc., Class A	98,532	1,293,725
Lincoln Educational Services Corp.(1)	13,685	126,723
OneSpaWorld Holdings Ltd.(1)	51,300	618,165
Perdoceo Education Corp.	45,814	798,080
Stride, Inc.(1)	26,647	1,614,275
Universal Technical Institute, Inc.(1)	10,980	128,137
		7,454,675
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(1)	5,947	194,467
ATN International, Inc.	6,890	209,732
Consolidated Communications Holdings, Inc.(1)	48,814	209,900
EchoStar Corp., Class A(1)	22,769	238,391
IDT Corp., Class B(1)	11,964	351,143
Liberty Latin America Ltd., Class A(1)	22,184	150,186
Liberty Latin America Ltd., Class C(1)	86,866	593,295
Shenandoah Telecommunications Co.	32,492	723,597
		2,670,711
Electric Utilities — 0.2%
Genie Energy Ltd., Class B	14,578	353,516
Hawaiian Electric Industries, Inc.	20,771	253,198
MGE Energy, Inc.	4,853	357,909
Via Renewables, Inc.	7	64
		964,687
Electrical Equipment — 0.8%
Array Technologies, Inc.(1)	32,508	502,899
Broadwind, Inc.(1)	2,422	5,425
Energy Vault Holdings, Inc.(1)(2)	56,877	130,817
EnerSys	16	1,416
ESS Tech, Inc.(1)(2)	12,538	14,669
FREYR Battery SA(1)	76,363	124,472
GrafTech International Ltd.	125,518	310,029
LSI Industries, Inc.	18,251	239,271
Orion Energy Systems, Inc.(1)	2,613	2,326
Plug Power, Inc.(1)	135,900	549,036
Powell Industries, Inc.	7,263	603,991
Preformed Line Products Co.	248	30,903
SES AI Corp.(1)	73,026	155,545
Sunrun, Inc.(1)	36,441	470,089

Thermon Group Holdings, Inc.(1)	22,209	669,601
Ultralife Corp.(1)	3,769	28,230
		3,838,719
Electronic Equipment, Instruments and Components — 2.2%
908 Devices, Inc.(1)	15,246	121,358
Advanced Energy Industries, Inc.	48	4,562
Airgain, Inc.(1)	962	2,309
Akoustis Technologies, Inc.(1)(2)	1,997	1,138
Bel Fuse, Inc., Class B	7,841	424,198
Belden, Inc.	632	41,990
Benchmark Electronics, Inc.	22,486	561,026
Climb Global Solutions, Inc.	2,655	126,617
Coda Octopus Group, Inc.(1)	36	213
CTS Corp.	19,850	769,187
Daktronics, Inc.(1)	29,679	309,552
ePlus, Inc.(1)	18,606	1,181,109
FARO Technologies, Inc.(1)	7,024	129,031
Kimball Electronics, Inc.(1)	16,329	402,347
Knowles Corp.(1)	56,814	901,638
Methode Electronics, Inc.	15,063	357,445
Napco Security Technologies, Inc.	9,424	288,374
nLight, Inc.(1)	29,558	390,757
OSI Systems, Inc.(1)	10,875	1,340,779
Ouster, Inc.(1)(2)	13,906	71,199
PC Connection, Inc.	7,743	461,715
Plexus Corp.(1)	5,058	515,360
Richardson Electronics Ltd.	7,314	95,228
Rogers Corp.(1)	209	27,045
ScanSource, Inc.(1)	15,998	534,813
SmartRent, Inc.(1)(2)	107,921	337,793
TTM Technologies, Inc.(1)	66,300	995,163
Vishay Intertechnology, Inc.	1,527	33,945
Vishay Precision Group, Inc.(1)	7,478	228,004
Vuzix Corp.(1)(2)	38,320	80,472
		10,734,367
Energy Equipment and Services — 3.3%
Archrock, Inc.	108,136	1,566,890
Bristow Group, Inc.(1)	16,179	416,609
Core Laboratories, Inc.	22,511	398,670
Diamond Offshore Drilling, Inc.(1)	70,943	913,036
DMC Global, Inc.(1)	12,663	201,975
Dril-Quip, Inc.(1)	21,872	485,996
Expro Group Holdings NV(1)	62,818	976,820
Forum Energy Technologies, Inc.(1)	5,649	122,979
Geospace Technologies Corp.(1)	3,747	44,664
Helix Energy Solutions Group, Inc.(1)	102,637	956,577
KLX Energy Services Holdings, Inc.(1)(2)	5,095	48,402
Kodiak Gas Services, Inc.	4,820	84,976
Liberty Energy, Inc., Class A	86,235	1,711,765
Mammoth Energy Services, Inc.(1)	3,873	17,119
Nabors Industries Ltd.(1)	5,972	518,489
Natural Gas Services Group, Inc.(1)	740	11,322
Newpark Resources, Inc.(1)	56,579	393,224
Oceaneering International, Inc.(1)	68,000	1,404,880
Oil States International, Inc.(1)	40,566	279,500

Patterson-UTI Energy, Inc.	82,314	963,897
Profire Energy, Inc.(1)	13,894	23,203
ProFrac Holding Corp., Class A(1)	11,461	92,376
ProPetro Holding Corp.(1)	70,680	643,895
Ranger Energy Services, Inc.	8,141	79,375
RPC, Inc.	66,769	484,075
SEACOR Marine Holdings, Inc.(1)	11,174	129,060
Select Water Solutions, Inc., Class A	52,007	387,972
Smart Sand, Inc.(1)	4,554	8,880
Solaris Oilfield Infrastructure, Inc., Class A	20,779	177,868
TechnipFMC PLC	2,626	54,411
TETRA Technologies, Inc.(1)	80,987	382,259
Tidewater, Inc.(1)	24,227	1,455,558
US Silica Holdings, Inc.(1)	50,049	564,553
		16,001,275
Entertainment — 0.8%
Atlanta Braves Holdings, Inc., Class A(1)	4,656	187,870
Cinemark Holdings, Inc.(1)	77,967	1,111,030
IMAX Corp.(1)	29,779	474,975
Kartoon Studios, Inc.(1)(2)	3,216	5,274
Lions Gate Entertainment Corp., Class A(1)	41,575	367,107
Lions Gate Entertainment Corp., Class B(1)	85,181	712,113
Marcus Corp.(2)	15,540	216,161
Playstudios, Inc.(1)	51,864	123,955
Skillz, Inc.(1)(2)	1,712	10,204
Sphere Entertainment Co.(1)	19,895	680,807
		3,889,496
Financial Services — 1.9%
Acacia Research Corp.(1)	4,301	15,656
Alerus Financial Corp.	6,687	122,171
A-Mark Precious Metals, Inc.	11,990	343,633
Cannae Holdings, Inc.(1)	45,169	811,235
Cass Information Systems, Inc.	8,615	356,230
EVERTEC, Inc.	37,777	1,396,616
Federal Agricultural Mortgage Corp., Class C	6,228	1,032,852
International Money Express, Inc.(1)	10,197	212,607
loanDepot, Inc., Class A(1)(2)	4,246	7,813
Marqeta, Inc., Class A(1)	191,503	1,216,044
Merchants Bancorp	10,644	358,171
Mr. Cooper Group, Inc.(1)	315	19,064
NewtekOne, Inc.(2)	15,098	204,276
NMI Holdings, Inc., Class A(1)	57,807	1,589,693
Ocwen Financial Corp.(1)	2,411	62,276
Payoneer Global, Inc.(1)	130,144	674,146
Paysafe Ltd.(1)	18,790	189,967
Walker & Dunlop, Inc.	7,310	614,186
Waterstone Financial, Inc.	11,526	140,732
		9,367,368
Food Products — 1.1%
Alico, Inc.	1,160	32,434
B&G Foods, Inc.	48,435	447,539
Calavo Growers, Inc.	9,722	210,870
Cal-Maine Foods, Inc.	26,907	1,289,383
Dole PLC	47,450	546,149
Farmer Bros Co.(1)	1,422	4,124

Fresh Del Monte Produce, Inc.	25,221	575,039
J M Smucker Co.	8	878
John B Sanfilippo & Son, Inc.	5,203	478,884
Lifecore Biomedical, Inc.(1)	19,186	137,564
Lifeway Foods, Inc.(1)	1,619	22,763
Limoneira Co.	11,079	168,401
Mama's Creations, Inc.(1)	10,669	43,103
Mission Produce, Inc.(1)	25,901	219,122
Seneca Foods Corp., Class A(1)	3,468	169,481
Sovos Brands, Inc.(1)	26,555	581,820
Tootsie Roll Industries, Inc.	1,909	63,169
Utz Brands, Inc.	27,429	362,337
Vital Farms, Inc.(1)	322	4,289
Whole Earth Brands, Inc.(1)	19,210	62,433
		5,419,782
Gas Utilities — 0.4%
Chesapeake Utilities Corp.	11,569	1,105,996
Northwest Natural Holding Co.	23,338	854,638
RGC Resources, Inc.	191	3,352
Star Group LP	4,960	63,984
		2,027,970
Ground Transportation — 0.9%
Covenant Logistics Group, Inc.	5,088	216,596
Daseke, Inc.(1)	25,943	113,630
Heartland Express, Inc.	30,939	415,201
Marten Transport Ltd.	38,765	730,720
PAM Transportation Services, Inc.(1)	1,650	31,119
RXO, Inc.(1)	76,953	1,612,935
TuSimple Holdings, Inc., Class A(1)(2)	78,225	66,570
Universal Logistics Holdings, Inc.	4,517	111,751
Werner Enterprises, Inc.	28,079	1,123,441
		4,421,963
Health Care Equipment and Supplies — 0.9%
Accuray, Inc.(1)	30,364	79,250
AngioDynamics, Inc.(1)	19,273	125,853
Apyx Medical Corp.(1)	16,150	38,114
Avanos Medical, Inc.(1)	28,710	618,701
Axogen, Inc.(1)	2,464	16,139
Beyond Air, Inc.(1)	1,218	1,925
Bioventus, Inc., Class A(1)	11,433	45,732
CVRx, Inc.(1)(2)	6,159	126,075
Glaukos Corp.(1)	62	3,961
Haemonetics Corp.(1)	366	29,598
Hyperfine, Inc.(1)	1,567	2,006
Inogen, Inc.(1)	8,273	48,149
iRadimed Corp.	5,098	224,006
Merit Medical Systems, Inc.(1)	4	286
Neuronetics, Inc.(1)	2,827	5,145
Nevro Corp.(1)	533	9,232
Omnicell, Inc.(1)	21,804	727,382
OraSure Technologies, Inc.(1)	45,873	335,790
Orchestra BioMed Holdings, Inc.(1)(2)	1,106	6,879
Orthofix Medical, Inc.(1)	22,384	247,343
OrthoPediatrics Corp.(1)	116	3,576
Pulmonx Corp.(1)	19,411	211,580

Sensus Healthcare, Inc.(1)	841	2,035
Sight Sciences, Inc.(1)	13,162	44,882
UFP Technologies, Inc.(1)	3,063	509,867
Utah Medical Products, Inc.	2,181	183,858
Varex Imaging Corp.(1)	19,162	361,204
Vicarious Surgical, Inc.(1)	196	54
Zimvie, Inc.(1)	17,918	169,325
Zynex, Inc.(1)(2)	13,250	121,370
		4,299,317
Health Care Providers and Services — 2.0%
AdaptHealth Corp.(1)	32,091	272,132
Addus HomeCare Corp.(1)	8,211	715,999
Agiliti, Inc.(1)	21,158	170,533
AirSculpt Technologies, Inc.(1)(2)	4,261	21,433
AMN Healthcare Services, Inc.(1)	5,318	360,560
Apollo Medical Holdings, Inc.(1)	14,726	489,345
Brookdale Senior Living, Inc.(1)	129,799	687,935
Castle Biosciences, Inc.(1)	15,335	306,547
Cross Country Healthcare, Inc.(1)	22,773	461,609
Enhabit, Inc.(1)	4,454	47,480
Fulgent Genetics, Inc.(1)	13,128	362,070
GeneDx Holdings Corp.(1)	5,582	9,769
InfuSystem Holdings, Inc.(1)	2,194	22,006
Joint Corp.(1)	8,175	71,858
ModivCare, Inc.(1)	7,182	271,192
MSP Recovery, Inc.(1)	56	186
National HealthCare Corp.	8,845	677,262
National Research Corp.	12,563	520,485
OPKO Health, Inc.(1)(2)	198,332	289,565
Owens & Minor, Inc.(1)	48,025	954,737
Patterson Cos., Inc.	3,276	83,243
Pediatrix Medical Group, Inc.(1)	51,235	429,349
Pennant Group, Inc.(1)	17,430	239,140
PetIQ, Inc.(1)	19,307	336,328
Premier, Inc., Class A	29,372	604,769
Privia Health Group, Inc.(1)	162	3,347
RadNet, Inc.(1)	36,306	1,206,448
Select Medical Holdings Corp.	110	2,486
Talkspace, Inc.(1)	19,315	39,403
		9,657,216
Health Care Technology — 0.4%
Computer Programs & Systems, Inc.(1)	7,818	82,167
Health Catalyst, Inc.(1)	26,491	190,205
HealthStream, Inc.	15,185	379,625
iCAD, Inc.(1)	249	401
Multiplan Corp.(1)	211,205	274,567
OptimizeRx Corp.(1)	9,440	89,774
Simulations Plus, Inc.	2,305	90,356
Veradigm, Inc.(1)	65,854	756,004
		1,863,099
Hotels, Restaurants and Leisure — 2.3%
Accel Entertainment, Inc.(1)	38,032	385,644
Bally's Corp.(1)	17,932	206,577
Biglari Holdings, Inc., Class B(1)	17	2,479
BJ's Restaurants, Inc.(1)	15,016	449,429

Bloomin' Brands, Inc.	58,178	1,357,875
Bluegreen Vacations Holding Corp.	1,623	120,946
Bowlero Corp.(1)(2)	23,617	242,783
BurgerFi International, Inc.(1)	5	5
Carrols Restaurant Group, Inc.	27,253	205,760
Century Casinos, Inc.(1)	4,013	17,256
Cheesecake Factory, Inc.	30,912	969,091
Chuy's Holdings, Inc.(1)	12,054	424,301
Cracker Barrel Old Country Store, Inc.(2)	14,079	945,123
Dave & Buster's Entertainment, Inc.(1)	22,554	925,616
El Pollo Loco Holdings, Inc.(1)	16,651	138,370
Everi Holdings, Inc.(1)	55,128	576,088
Full House Resorts, Inc.(1)	2,024	10,160
Golden Entertainment, Inc.	13,506	481,354
Monarch Casino & Resort, Inc.	8,813	554,161
Noodles & Co.(1)	25,662	78,526
ONE Group Hospitality, Inc.(1)	10,377	49,602
Playa Hotels & Resorts NV(1)	80,964	611,278
PlayAGS, Inc.(1)	25,009	191,319
Potbelly Corp.(1)	17,822	160,398
RCI Hospitality Holdings, Inc.	5,257	308,113
Red Robin Gourmet Burgers, Inc.(1)	8,837	78,296
Shake Shack, Inc., Class A(1)	20,515	1,242,388
Super Group SGHC Ltd.(1)	16,106	48,962
Sweetgreen, Inc., Class A(1)	5,256	49,459
Target Hospitality Corp.(1)	18,087	197,329
		11,028,688
Household Durables — 2.0%
Bassett Furniture Industries, Inc.	870	14,372
Beazer Homes USA, Inc.(1)	23,149	609,050
Cavco Industries, Inc.(1)	5,301	1,499,017
Century Communities, Inc.	20,406	1,472,089
Cricut, Inc., Class A	19,120	131,928
Dream Finders Homes, Inc., Class A(1)	16,717	406,892
Ethan Allen Interiors, Inc.	15,473	415,295
Flexsteel Industries, Inc.	736	12,446
GoPro, Inc., Class A(1)	79,184	285,854
Green Brick Partners, Inc.(1)	21,824	1,035,549
Helen of Troy Ltd.(1)	277	29,093
Hooker Furnishings Corp.	6,532	116,792
Hovnanian Enterprises, Inc., Class A(1)	3,601	325,531
Landsea Homes Corp.(1)	8,071	83,212
La-Z-Boy, Inc.	28,868	1,015,865
Legacy Housing Corp.(1)	6,056	135,654
LGI Homes, Inc.(1)	56	6,612
Lifetime Brands, Inc.	1,937	12,436
Lovesac Co.(1)	6,369	132,221
M/I Homes, Inc.(1)	20,032	2,113,576
Skyline Champion Corp.(1)	2	120
Traeger, Inc.(1)	21,818	48,872
Universal Electronics, Inc.(1)	5,398	42,051
VOXX International Corp.(1)	6,426	69,015
		10,013,542
Household Products — 0.6%
Central Garden & Pet Co.(1)	6,105	247,741

Central Garden & Pet Co., Class A(1)	25,978	942,482
Energizer Holdings, Inc.	42,407	1,307,832
Oil-Dri Corp. of America	3,899	221,307
Spectrum Brands Holdings, Inc.	2,637	182,823
WD-40 Co.	21	5,080
		2,907,265
Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc.(1)	31,929	159,645
Montauk Renewables, Inc.(1)	41,879	386,962
NextEra Energy Partners LP	37,713	887,764
Sunnova Energy International, Inc.(1)(2)	67,855	787,118
		2,221,489
Insurance — 2.5%
Ambac Financial Group, Inc.(1)	29,638	437,160
AMERISAFE, Inc.	12,243	589,623
BRP Group, Inc., Class A(1)	7,029	122,937
CNO Financial Group, Inc.	2,248	59,572
Crawford & Co., Class A	110	1,230
Crawford & Co., Class B	45	463
Donegal Group, Inc., Class A	4,076	58,001
eHealth, Inc.(1)	17,499	130,018
Employers Holdings, Inc.	17,107	655,369
Fidelis Insurance Holdings Ltd.(1)	2,238	27,304
Genworth Financial, Inc., Class A(1)	248,644	1,464,513
GoHealth, Inc., Class A(1)(2)	1,871	24,098
Greenlight Capital Re Ltd., A Shares(1)	14,623	162,023
HCI Group, Inc.(2)	2,053	174,033
Heritage Insurance Holdings, Inc.(1)	12,026	105,709
Hippo Holdings, Inc.(1)(2)	10,444	89,296
Horace Mann Educators Corp.	26,180	875,983
Investors Title Co.	354	53,528
James River Group Holdings Ltd.	19,879	178,513
Lemonade, Inc.(1)(2)	35,913	634,583
Mercury General Corp.	17,057	635,373
National Western Life Group, Inc., Class A	1,274	611,049
Oscar Health, Inc., Class A(1)	101,680	864,280
Palomar Holdings, Inc.(1)	14,450	845,469
ProAssurance Corp.	34,846	431,045
Root, Inc., Class A(1)	682	6,595
Safety Insurance Group, Inc.	9,204	708,064
Selectquote, Inc.(1)	70,575	88,924
SiriusPoint Ltd.(1)	68,714	733,866
Skyward Specialty Insurance Group, Inc.(1)	10,808	353,422
Stewart Information Services Corp.	7,323	346,012
Tiptree, Inc.	11,188	208,544
United Fire Group, Inc.	15,157	316,630
Universal Insurance Holdings, Inc.	18,924	320,951
White Mountains Insurance Group Ltd.	5	7,660
		12,321,840
Interactive Media and Services — 1.2%
Cargurus, Inc.(1)	66,363	1,434,768
Cars.com, Inc.(1)	44,407	826,858
DHI Group, Inc.(1)	7,151	17,592
EverQuote, Inc., Class A(1)	6,355	66,600
Grindr, Inc.(1)	5,622	37,780

Nextdoor Holdings, Inc.(1)	79,541	127,266
Shutterstock, Inc.	12,831	563,409
Travelzoo(1)	57	579
TripAdvisor, Inc.(1)	58,894	1,050,080
TrueCar, Inc.(1)	14,516	40,500
Yelp, Inc.(1)	34,195	1,494,663
Zedge, Inc., Class B(1)	1,146	2,017
		5,662,112
IT Services — 0.4%
Backblaze, Inc., Class A(1)	2,221	16,080
Grid Dynamics Holdings, Inc.(1)	6,290	79,757
Hackett Group, Inc.	16,522	368,606
Information Services Group, Inc.	84	349
Perficient, Inc.(1)	20,442	1,264,951
Rackspace Technology, Inc.(1)	21,942	27,647
Unisys Corp.(1)	6,491	31,092
		1,788,482
Leisure Products — 0.9%
American Outdoor Brands, Inc.(1)	1,238	10,635
AMMO, Inc.(1)	58,405	119,146
Clarus Corp.	18,233	103,746
Escalade, Inc.	215	3,999
Funko, Inc., Class A(1)	9,446	61,210
JAKKS Pacific, Inc.(1)	5,046	148,554
Johnson Outdoors, Inc., Class A	2,993	157,252
Latham Group, Inc.(1)	24,137	54,550
Malibu Boats, Inc., Class A(1)	13,379	591,887
Marine Products Corp.	6,165	58,937
MasterCraft Boat Holdings, Inc.(1)	11,247	224,940
Smith & Wesson Brands, Inc.	31,708	435,985
Solo Brands, Inc., Class A(1)	6,734	35,084
Sturm Ruger & Co., Inc.	11,581	509,101
Topgolf Callaway Brands Corp.(1)	56,778	696,098
Vista Outdoor, Inc.(1)	37,745	1,064,787
		4,275,911
Life Sciences Tools and Services — 0.5%
AbCellera Biologics, Inc.(1)(2)	43,599	205,351
Adaptive Biotechnologies Corp.(1)	1,455	6,373
Bionano Genomics, Inc.(1)(2)	2,982	4,741
Codexis, Inc.(1)	28,638	67,586
CryoPort, Inc.(1)	26,594	372,848
Cytek Biosciences, Inc.(1)	1,715	11,902
Inotiv, Inc.(1)	11,896	29,383
Maravai LifeSciences Holdings, Inc., Class A(1)	45,297	231,015
MaxCyte, Inc.(1)	49,335	234,341
Mesa Laboratories, Inc.	1,322	112,859
Nautilus Biotechnology, Inc.(1)	1,246	3,426
OmniAb, Inc.(1)	61,812	271,355
OmniAb, Inc.(1)	309	726
OmniAb, Inc.(1)	309	683
Personalis, Inc.(1)	7,262	11,111
Quanterix Corp.(1)	25,947	621,950
Seer, Inc.(1)	26,846	43,222
SomaLogic, Inc.(1)	99,554	280,742
		2,509,614

Machinery — 3.4%
3D Systems Corp.(1)	4,667	24,922
Alamo Group, Inc.	1,504	276,285
Albany International Corp., Class A	4	343
Astec Industries, Inc.	14,986	465,915
Barnes Group, Inc.	23,974	632,434
Blue Bird Corp.(1)	8,462	161,455
Commercial Vehicle Group, Inc.(1)	23,527	153,396
Douglas Dynamics, Inc.	9,672	264,239
Enerpac Tool Group Corp.	35,573	971,143
EnPro Industries, Inc.	1,721	221,028
Federal Signal Corp.	54	3,723
Gencor Industries, Inc.(1)	284	4,243
Gorman-Rupp Co.	10,465	330,485
Graham Corp.(1)	268	4,966
Greenbrier Cos., Inc.	23,231	876,041
Helios Technologies, Inc.	16,412	629,893
Hillman Solutions Corp.(1)	99,632	729,306
Hurco Cos., Inc.	1,546	32,420
Hyster-Yale Materials Handling, Inc.	6,696	319,198
Hyzon Motors, Inc.(1)(2)	3,805	4,147
Kadant, Inc.	6,079	1,584,309
Kennametal, Inc.	52,376	1,220,885
Lindsay Corp.	6,606	788,162
Manitowoc Co., Inc.(1)	24,273	347,832
Markforged Holding Corp.(1)	8,344	6,175
Mayville Engineering Co., Inc.(1)	6,865	87,185
Miller Industries, Inc.	7,931	315,178
Mueller Water Products, Inc., Class A	90,233	1,199,197
NN, Inc.(1)	3,575	8,580
Omega Flex, Inc.	2,024	142,732
Park-Ohio Holdings Corp.	6,640	151,193
Proto Labs, Inc.(1)	17,235	623,907
REV Group, Inc.	17,426	275,157
Shyft Group, Inc.	11,359	125,744
SPX Technologies, Inc.(1)	72	6,142
Standex International Corp.	7,263	971,935
Tennant Co.	8,137	696,690
Terex Corp.	897	44,401
Titan International, Inc.(1)	35,304	461,423
Trinity Industries, Inc.	39,018	973,889
Wabash National Corp.	30,794	675,004
		16,811,302
Marine Transportation — 0.5%
Costamare, Inc.	20,205	204,273
Eagle Bulk Shipping, Inc.(2)	5,612	255,065
Genco Shipping & Trading Ltd.	27,906	433,101
Matson, Inc.	12,156	1,164,180
Pangaea Logistics Solutions Ltd.	18,671	130,697
Safe Bulkers, Inc.(2)	44,732	173,560
		2,360,876
Media — 1.2%
Advantage Solutions, Inc.(1)	56,133	154,366
AMC Networks, Inc., Class A(1)	19,885	303,047
Boston Omaha Corp., Class A(1)	12,385	179,583

Cumulus Media, Inc., Class A(1)	3,081	15,004
Daily Journal Corp.(1)	143	46,558
DISH Network Corp., Class A(1)	5,066	18,542
E.W. Scripps Co., Class A(1)	39,428	272,448
Entravision Communications Corp., Class A	37,750	149,868
Gambling.com Group Ltd.(1)	5,937	56,758
Gannett Co., Inc.(1)	60,130	111,241
Gray Television, Inc.	51,672	399,425
iHeartMedia, Inc., Class A(1)	548	1,436
John Wiley & Sons, Inc., Class A	26,645	804,945
Magnite, Inc.(1)	84,259	680,813
National CineMedia, Inc.(1)	1,840	7,470
PubMatic, Inc., Class A(1)	28,583	477,622
Scholastic Corp.	17,561	667,142
Sinclair, Inc.	21,282	268,366
Stagwell, Inc.(1)	46,424	233,048
TechTarget, Inc.(1)	15,442	457,083
Thryv Holdings, Inc.(1)	20,160	358,646
Townsquare Media, Inc., Class A	2,480	24,651
Urban One, Inc.(1)	3,408	14,007
Urban One, Inc., Class A(1)	1,238	5,162
WideOpenWest, Inc.(1)	33,356	133,424
		5,840,655
Metals and Mining — 2.4%
Alpha Metallurgical Resources, Inc.	6,891	1,933,339
Ascent Industries Co.(1)	1,238	10,139
ATI, Inc.(1)	94	4,131
Caledonia Mining Corp. PLC	7,841	92,916
Century Aluminum Co.(1)	31,712	249,256
Coeur Mining, Inc.(1)	207,185	631,914
Compass Minerals International, Inc.	26,596	645,751
Dakota Gold Corp.(1)	1,651	4,656
Gatos Silver, Inc.(1)(2)	30,969	196,034
Haynes International, Inc.	7,884	386,947
Hecla Mining Co.	66,402	330,682
Kaiser Aluminum Corp.	9,988	584,098
Materion Corp.	14,096	1,594,399
McEwen Mining, Inc.(1)(2)	26,296	201,953
Olympic Steel, Inc.	7,096	401,137
Ramaco Resources, Inc., Class A	13,397	223,730
Ramaco Resources, Inc., Class B	3,582	53,587
Ryerson Holding Corp.	19,277	597,009
Schnitzer Steel Industries, Inc., Class A	16,922	433,711
SunCoke Energy, Inc.	58,682	546,329
TimkenSteel Corp.(1)	28,838	585,988
Tredegar Corp.	16,652	78,264
Universal Stainless & Alloy Products, Inc.(1)	3,376	57,054
Warrior Met Coal, Inc.	32,472	1,817,458
		11,660,482
Multi-Utilities — 0.3%
Avista Corp.	30,888	1,048,648
Unitil Corp.	10,554	511,658
		1,560,306
Oil, Gas and Consumable Fuels — 5.2%
Amplify Energy Corp.(1)	23,332	143,259

Ardmore Shipping Corp.	26,486	360,210
Baytex Energy Corp.	54,152	208,485
Berry Corp.	41,560	298,401
Callon Petroleum Co.(1)	39,250	1,227,348
Chord Energy Corp.	1	162
Clean Energy Fuels Corp.(1)	108,751	392,591
CONSOL Energy, Inc.	14,514	1,548,208
Crescent Energy Co., Class A	40,582	462,635
Delek US Holdings, Inc.	42,707	1,159,068
DHT Holdings, Inc.	89,087	887,307
Dorian LPG Ltd.	26,570	1,125,505
Epsilon Energy Ltd.	2,006	10,692
Equitrans Midstream Corp.	77,829	730,036
Evolution Petroleum Corp.	20,228	119,952
Excelerate Energy, Inc., Class A	7,788	130,215
FutureFuel Corp.	16,945	100,653
Gran Tierra Energy, Inc.(1)(2)	16,149	102,385
Granite Ridge Resources, Inc.	29,292	173,116
Green Plains, Inc.(1)	36,613	910,931
Gulfport Energy Corp.(1)	9,009	1,234,593
Hallador Energy Co.(1)	16,579	209,393
HighPeak Energy, Inc.(2)	10,797	166,058
International Seaways, Inc.	28,896	1,318,813
Kimbell Royalty Partners LP	42,352	651,374
NACCO Industries, Inc., Class A	389	13,467
Nordic American Tankers Ltd.	144,842	561,987
Overseas Shipholding Group, Inc., Class A(1)	41,294	200,276
Par Pacific Holdings, Inc.(1)	40,711	1,395,166
Permian Resources Corp.	51,874	681,624
Plains GP Holdings LP, Class A(1)	30,668	495,595
PrimeEnergy Resources Corp.(1)	45	4,803
REX American Resources Corp.(1)	10,696	524,318
Riley Exploration Permian, Inc.	3,583	88,500
Ring Energy, Inc.(1)	57,910	95,552
SandRidge Energy, Inc.	22,365	308,861
Scorpio Tankers, Inc.	381	20,913
SFL Corp. Ltd.	75,795	861,031
SilverBow Resources, Inc.(1)	13,457	428,067
Talos Energy, Inc.(1)	69,265	964,169
Teekay Corp.(1)	44,990	310,431
Teekay Tankers Ltd., Class A	17,187	854,022
Uranium Energy Corp.(1)	280,031	1,825,802
VAALCO Energy, Inc.	70,322	326,997
Vertex Energy, Inc.(1)	10,343	34,959
Vital Energy, Inc.(1)	14,176	635,652
W&T Offshore, Inc.	51,700	172,678
World Kinect Corp.	39,186	824,473
		25,300,733
Paper and Forest Products — 0.4%
Clearwater Paper Corp.(1)	11,060	387,874
Glatfelter Corp.(1)	17,810	26,181
Mercer International, Inc.	27,013	258,784
Sylvamo Corp.	23,263	1,169,664
		1,842,503

Passenger Airlines — 1.0%
Allegiant Travel Co.	11,297	773,732
Blade Air Mobility, Inc.(1)	35,948	113,955
Frontier Group Holdings, Inc.(1)(2)	25,880	101,191
Hawaiian Holdings, Inc.(1)	31,053	139,428
JetBlue Airways Corp.(1)	193,002	853,069
SkyWest, Inc.(1)	34,030	1,608,938
Spirit Airlines, Inc.(2)	72,276	1,071,130
Sun Country Airlines Holdings, Inc.(1)	26,798	406,794
		5,068,237
Personal Care Products — 0.5%
Beauty Health Co.(1)	979	2,506
Edgewell Personal Care Co.	31,021	1,079,841
Honest Co., Inc.(1)(2)	9,973	23,836
Inter Parfums, Inc.	85	10,639
Medifast, Inc.	7,132	473,422
Nature's Sunshine Products, Inc.(1)	5,840	100,039
Nu Skin Enterprises, Inc., Class A	31,334	533,305
Olaplex Holdings, Inc.(1)	33,101	72,160
USANA Health Sciences, Inc.(1)	7,439	351,567
Waldencast PLC, Class A(1)	6,286	59,968
		2,707,283
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals, Inc.(1)	100,361	432,556
Amphastar Pharmaceuticals, Inc.(1)	24,056	1,354,834
AN2 Therapeutics, Inc.(1)(2)	4,175	73,355
ANI Pharmaceuticals, Inc.(1)	3,616	180,113
Arvinas, Inc.(1)	25,768	566,123
Assertio Holdings, Inc.(1)(2)	43,487	44,357
Atea Pharmaceuticals, Inc.(1)	49,275	147,332
Athira Pharma, Inc.(1)	14,404	20,742
Collegium Pharmaceutical, Inc.(1)	21,436	549,405
Concert Pharmaceuticals, Inc.(1)	5,515	2,041
Corcept Therapeutics, Inc.(1)	1,515	38,587
CorMedix, Inc.(1)	16	52
Edgewise Therapeutics, Inc.(1)	27,544	167,467
Fulcrum Therapeutics, Inc.(1)	37,168	178,406
Harmony Biosciences Holdings, Inc.(1)	19,988	580,851
Innoviva, Inc.(1)	37,015	512,658
Jounce Therapeutics, Inc.(1)	4,355	131
Ligand Pharmaceuticals, Inc.(1)	10,308	601,059
Longboard Pharmaceuticals, Inc.(1)	5,018	18,868
Lyra Therapeutics, Inc.(1)	160	530
Milestone Pharmaceuticals, Inc.(1)(2)	480	1,603
Ocuphire Pharma, Inc.(1)(2)	9,708	29,609
Oramed Pharmaceuticals, Inc.(1)(2)	15,138	33,606
Pacira BioSciences, Inc.(1)	26,453	721,638
Phibro Animal Health Corp., Class A	7,899	75,751
Pliant Therapeutics, Inc.(1)	15,654	217,434
Prestige Consumer Healthcare, Inc.(1)	30	1,720
ProPhase Labs, Inc.(1)(2)	5,822	29,518
Rain Oncology, Inc.(1)	6,899	7,244
SCYNEXIS, Inc.(1)	5,975	10,038
SIGA Technologies, Inc.	25,629	139,165
Supernus Pharmaceuticals, Inc.(1)	24,895	678,389

Tarsus Pharmaceuticals, Inc.(1)	7,942	131,281
Terns Pharmaceuticals, Inc.(1)(2)	17,732	78,907
Theravance Biopharma, Inc.(1)(2)	24,229	253,920
Theseus Pharmaceuticals, Inc.(1)	10,514	40,058
Trevi Therapeutics, Inc.(1)	21,063	23,696
Verrica Pharmaceuticals, Inc.(1)(2)	15,701	57,780
Zevra Therapeutics, Inc.(1)	16,756	79,759
		8,080,583
Professional Services — 2.5%
Asure Software, Inc.(1)	193	1,538
Barrett Business Services, Inc.	4,282	470,806
Blacksky Technology, Inc.(1)	43,776	57,784
Conduent, Inc.(1)	108,996	331,348
CRA International, Inc.	4,050	383,819
CSG Systems International, Inc.	19,762	972,093
DLH Holdings Corp.(1)	962	13,266
First Advantage Corp.	34,307	532,102
Forrester Research, Inc.(1)	6,476	156,590
Franklin Covey Co.(1)	7,378	286,857
Heidrick & Struggles International, Inc.	12,317	334,776
HireQuest, Inc.(2)	2,911	43,112
HireRight Holdings Corp.(1)	8,715	114,602
Hudson Global, Inc.(1)	368	5,781
Huron Consulting Group, Inc.(1)	12,866	1,340,251
IBEX Holdings Ltd.(1)	5,999	106,362
ICF International, Inc.	11,574	1,619,781
Kelly Services, Inc., Class A	20,661	429,542
Kforce, Inc.	12,350	860,795
Korn Ferry	28,343	1,466,467
Legalzoom.com, Inc.(1)	73,056	842,336
Mistras Group, Inc.(1)	11,410	75,534
NV5 Global, Inc.(1)	216	21,012
Planet Labs PBC(1)(2)	117,224	284,854
RCM Technologies, Inc.(1)	2,998	80,976
Resources Connection, Inc.	20,720	281,792
Spire Global, Inc.(1)	599	3,043
StarTek, Inc.(1)	1,289	5,581
Sterling Check Corp.(1)(2)	19,669	249,010
TaskUS, Inc., Class A(1)(2)	14,046	168,833
TrueBlue, Inc.(1)	19,835	276,500
TTEC Holdings, Inc.	10,930	204,610
Willdan Group, Inc.(1)	2,410	48,200
		12,069,953
Real Estate Management and Development — 1.3%
Anywhere Real Estate, Inc.(1)	67,407	362,650
Cushman & Wakefield PLC(1)	104,017	853,979
Douglas Elliman, Inc.	40,745	79,453
Five Point Holdings LLC, Class A(1)	6,743	17,195
Forestar Group, Inc.(1)	14,422	440,304
FRP Holdings, Inc.(1)	2,250	124,087
Kennedy-Wilson Holdings, Inc.	69,937	793,785
LuxUrban Hotels, Inc.(1)	181	804
Marcus & Millichap, Inc.	15,580	536,108
Newmark Group, Inc., Class A	64,738	532,794
Offerpad Solutions, Inc.(1)(2)	1,849	19,156

Opendoor Technologies, Inc.(1)(2)	457,223	1,376,241
Rafael Holdings, Inc., Class B(1)	2,111	3,757
RE/MAX Holdings, Inc., Class A	11,458	105,413
Redfin Corp.(1)	67,844	472,873
RMR Group, Inc., Class A	10,312	245,735
Seritage Growth Properties, Class A(1)	21,204	190,624
Stratus Properties, Inc.(1)	1,042	29,249
Tejon Ranch Co.(1)	9,383	148,157
		6,332,364
Semiconductors and Semiconductor Equipment — 1.3%
ACM Research, Inc., Class A(1)	34,481	573,764
Alpha & Omega Semiconductor Ltd.(1)	15,281	326,861
Amtech Systems, Inc.(1)	1,238	9,582
Axcelis Technologies, Inc.(1)	4,632	575,665
AXT, Inc.(1)	21,003	41,796
CEVA, Inc.(1)	5,948	129,428
Cohu, Inc.(1)	30,524	968,526
GSI Technology, Inc.(1)	9,992	27,678
Ichor Holdings Ltd.(1)	2,520	65,848
inTEST Corp.(1)	199	2,601
Kopin Corp.(1)	22,738	34,562
Magnachip Semiconductor Corp.(1)	25,841	170,292
MaxLinear, Inc.(1)	47,059	881,415
NVE Corp.	3,355	240,453
Photronics, Inc.(1)	43,518	919,535
Rigetti Computing, Inc.(1)(2)	16,815	17,824
SkyWater Technology, Inc.(1)(2)	14,612	103,015
SMART Global Holdings, Inc.(1)	36,594	609,656
Ultra Clean Holdings, Inc.(1)	28,521	774,060
		6,472,561
Software — 2.8%
8x8, Inc.(1)	32,035	98,988
A10 Networks, Inc.	44,458	555,280
Adeia, Inc.	68,444	629,000
Agilysys, Inc.(1)	11,082	954,049
American Software, Inc., Class A	7,453	74,008
Aurora Innovation, Inc.(1)(2)	11,047	24,193
Bit Digital, Inc.(1)	911	2,350
C3.ai, Inc., Class A(1)(2)	3,062	89,165
Cipher Mining, Inc.(1)	1,327	3,676
Cleanspark, Inc.(1)	5,092	31,774
CoreCard Corp.(1)	3,236	42,165
CS Disco, Inc.(1)	15,626	92,975
Digital Turbine, Inc.(1)	1,264	5,878
Enfusion, Inc., Class A(1)	15,376	157,297
Envestnet, Inc.(1)	23,780	904,353
InterDigital, Inc.	18,833	1,881,793
Latch, Inc.(1)	3,245	2,564
LivePerson, Inc.(1)	21,880	62,139
LiveRamp Holdings, Inc.(1)	37,406	1,240,383
Marathon Digital Holdings, Inc.(1)	2,316	27,723
Matterport, Inc.(1)	156,938	395,484
Mitek Systems, Inc.(1)	28,471	321,438
N-able, Inc.(1)	6,392	76,129
NCR Voyix Corp.(1)	46,439	728,164

Olo, Inc., Class A(1)	62,677	335,949
Park City Group, Inc.	84	862
Progress Software Corp.	27,747	1,494,453
Riot Platforms, Inc.(1)	120,522	1,512,551
SolarWinds Corp.(1)	29,328	339,912
SRAX, Inc.(1)	2,889	433
Telos Corp.(1)	17,165	70,548
Upland Software, Inc.(1)	13,209	62,346
Verint Systems, Inc.(1)	38,863	954,864
Xperi, Inc.(1)	28,512	294,244
		13,467,130
Specialty Retail — 3.9%
1-800-Flowers.com, Inc., Class A(1)	17,365	153,333
Aaron's Co., Inc.	20,674	182,138
Abercrombie & Fitch Co., Class A(1)	30,750	2,333,617
America's Car-Mart, Inc.(1)	3,831	305,982
Arhaus, Inc.(1)	17,455	162,681
Arko Corp.	45,620	341,238
Big 5 Sporting Goods Corp.	13,811	81,899
Boot Barn Holdings, Inc.(1)	17,141	1,256,092
Buckle, Inc.	19,934	768,655
Build-A-Bear Workshop, Inc.	9,048	221,043
Caleres, Inc.	23,732	720,504
Camping World Holdings, Inc., Class A	26,833	567,250
CarParts.com, Inc.(1)	28,906	88,452
Cato Corp., Class A	4,812	33,299
Chico's FAS, Inc.(1)	67,355	507,857
Children's Place, Inc.(1)	5,530	125,807
Citi Trends, Inc.(1)	5,433	129,740
Conn's, Inc.(1)	8,424	27,799
Container Store Group, Inc.(1)	19,024	35,765
Designer Brands, Inc., Class A	33,890	394,480
Destination XL Group, Inc.(1)	30,383	114,848
Duluth Holdings, Inc., Class B(1)	2,874	14,399
Foot Locker, Inc.	59,976	1,615,154
Genesco, Inc.(1)	7,257	271,194
GrowGeneration Corp.(1)	35,834	95,318
Guess?, Inc.	20,219	445,222
Haverty Furniture Cos., Inc.	8,652	271,154
Hibbett, Inc.	7,879	492,831
J Jill, Inc.(1)	3,987	117,656
Kirkland's, Inc.(1)(2)	400	980
Lands' End, Inc.(1)	6,524	46,059
Lazydays Holdings, Inc.(1)(2)	3,256	22,499
LL Flooring Holdings, Inc.(1)	18,481	64,684
MarineMax, Inc.(1)	10,819	322,731
Monro, Inc.	19,143	553,616
National Vision Holdings, Inc.(1)	36,133	666,654
ODP Corp.(1)	22,553	1,027,289
Petco Health & Wellness Co., Inc.(1)	47,066	142,139
PetMed Express, Inc.	11,167	77,387
RumbleON, Inc., Class B(1)(2)	7,258	42,459
Sally Beauty Holdings, Inc.(1)	67,963	657,202
Shoe Carnival, Inc.	11,519	279,797
Sonic Automotive, Inc., Class A	8,895	456,047

Sportsman's Warehouse Holdings, Inc.(1)	23,751	114,717
Stitch Fix, Inc., Class A(1)	50,307	188,148
ThredUp, Inc., Class A(1)(2)	47,586	92,793
Tile Shop Holdings, Inc.(1)	5,154	34,790
Tilly's, Inc., Class A(1)	9,093	75,199
Upbound Group, Inc.	32,753	953,112
Victoria's Secret & Co.(1)	39,067	1,052,856
Zumiez, Inc.(1)	10,313	194,709
		18,941,274
Technology Hardware, Storage and Peripherals — 0.1%
Eastman Kodak Co.(1)	50,070	181,254
Immersion Corp.	20,034	129,820
Intevac, Inc.(1)	6,970	25,928
Turtle Beach Corp.(1)	10,294	116,425
Xerox Holdings Corp.	4,780	66,872
		520,299
Textiles, Apparel and Luxury Goods — 1.2%
Carter's, Inc.	20,372	1,389,167
Delta Apparel, Inc.(1)	736	6,418
Ermenegildo Zegna NV	573	6,572
G-III Apparel Group Ltd.(1)	30,421	875,212
Hanesbrands, Inc.(1)	190,803	694,523
Lakeland Industries, Inc.	962	14,055
Movado Group, Inc.	10,012	261,814
Oxford Industries, Inc.	9,948	899,598
PLBY Group, Inc.(1)	10,608	5,569
Rocky Brands, Inc.	2,335	67,411
Steven Madden Ltd.	41,217	1,562,949
Superior Group of Cos., Inc.	1,422	16,908
Unifi, Inc.(1)	7,131	46,351
Vera Bradley, Inc.(1)	14,852	111,538
Wolverine World Wide, Inc.	15,382	131,824
		6,089,909
Trading Companies and Distributors — 1.7%
Alta Equipment Group, Inc.	13,809	131,738
BlueLinx Holdings, Inc.(1)	6,283	551,962
Boise Cascade Co.	514	56,180
Custom Truck One Source, Inc.(1)	21,093	122,550
Distribution Solutions Group, Inc.(1)	2	51
DXP Enterprises, Inc.(1)	6,713	196,557
FTAI Aviation Ltd.	13,047	537,667
Global Industrial Co.	8,006	285,094
GMS, Inc.(1)	16,005	1,082,578
H&E Equipment Services, Inc.	21,842	967,819
Hudson Technologies, Inc.(1)	28,282	349,283
Karat Packaging, Inc.	2,792	60,223
McGrath RentCorp	14,680	1,492,809
MRC Global, Inc.(1)	2,408	24,899
NOW, Inc.(1)	69,386	691,778
Rush Enterprises, Inc., Class A	37	1,468
Rush Enterprises, Inc., Class B	158	6,890
Textainer Group Holdings Ltd.	23,369	1,150,456
Titan Machinery, Inc.(1)	12,617	288,425
Transcat, Inc.(1)	5,102	499,894

Willis Lease Finance Corp.(1)	45	2,057
		8,500,378
Water Utilities†
Artesian Resources Corp., Class A	193	8,116
Consolidated Water Co. Ltd.	2,534	91,452
Pure Cycle Corp.(1)	3,224	32,240
		131,808
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	19,493	195,515
Spok Holdings, Inc.	9,579	160,544
Telephone & Data Systems, Inc.	73,344	1,444,877
		1,800,936
TOTAL COMMON STOCKS (Cost $490,258,580)		486,560,008
RIGHTS†
Specialty Retail†
RumbleON, Inc.(1)(2) (Cost $—)	6,857	2,702
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,363,626	1,363,626
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,611,650	7,611,650
TOTAL SHORT-TERM INVESTMENTS (Cost $8,975,276)		8,975,276
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $499,233,856)		495,537,986
OTHER ASSETS AND LIABILITIES — (1.5)%		(7,106,008)
TOTAL NET ASSETS — 100.0%		$488,431,978

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,982,805. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,313,535, which includes securities collateral of $1,701,885.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.